Income Tax (Details) - Schedule of (loss)/income before income taxes and the provision for PRC income taxes - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of (loss)/income before income taxes and the provision for PRC income taxes [Abstract]
Income before income taxes	¥ 64,291	¥ 96,432	¥ 59,380
Current income tax expense	1,739	21,501	8,453
Deferred tax benefits	(166)	(6,097)	(3,083)
Total income taxes expenses	¥ 1,573	¥ 15,404	¥ 5,370